LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 31, 2017	Feb. 06, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
LONG-TERM INVESTMENTS
Share of income (loss) from equity method investment			$ 208	$ 17	$ (34)
Demon
LONG-TERM INVESTMENTS
Percentage of equity interest		30.00%
Total consideration		$ 2,100
Share of income (loss) from equity method investment			$ 208	$ 17	$ (34)
Maikailai
LONG-TERM INVESTMENTS
Total consideration	$ 2,950
Percentage of equity interest under cost method investment	10.53%